GUARANTEE LIABILITIES - Contractual amounts (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Guarantor Obligations [Line Items]
Contractual Amount of Outstanding Loans Subject to Guarantee	¥ 55,601,864	¥ 47,189,538
Current contractual amounts of outstanding loans subject to guarantee	55,019,645
0-30 days past due
Guarantor Obligations [Line Items]
Contractual Amount of Outstanding Loans Subject to Guarantee	355,252
31-60 days past due
Guarantor Obligations [Line Items]
Contractual Amount of Outstanding Loans Subject to Guarantee	158,048
61-90 days past due
Guarantor Obligations [Line Items]
Contractual Amount of Outstanding Loans Subject to Guarantee	¥ 68,919